General - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended							1 Months Ended
	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 USD ($)	Feb. 18, 2013 Subsequent Event [Member]	Feb. 01, 2013 Subsequent Event [Member] USD ($)	Feb. 01, 2013 Subsequent Event [Member] ZAR	Feb. 18, 2013 Subsequent Event [Member] Refinancing of debt [Member] USD ($)	Feb. 18, 2013 Subsequent Event [Member] Refinancing of debt [Member] ZAR	Dec. 31, 2012 Sibanye Gold [Member] USD ($)	Dec. 31, 2011 Sibanye Gold [Member] USD ($)	Feb. 01, 2013 Sibanye Gold [Member] Subsequent Event [Member] USD ($)
General [Line Items]
Current liabilities									$ 1,996.3	$ 2,614.8
Excess of liabilities over assets	1,325.2		965.2
Excess of current liabilities over current assets	2,727.2		2,001.3
Shares subscribed					731,647,614	731,647,614
Subscription prices of shares					2,012	17,246
Repayment of loan	55.4	282.3									1,996.0
Shares spun off ratio				1:1
Revolving credit facilities used to refinance debt	$ 2,930.5		$ 2,908.4				$ 700.0	6,000.0